UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05415

Morgan Stanley Utilities Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Utilities Fund

Portfolio of Investments March 31, 2006  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.6%)
	Electric Utilities (56.5%)
1,060,000	AES Corp. (The)*	$18,083,600
410,000	Allegheny Energy, Inc.*	13,878,500
330,000	Ameren Corp.	16,440,600
495,000	American Electric Power Co., Inc.	16,839,900
360,000	CMS Energy Corp.*	4,662,000
285,000	Consolidated Edison, Inc.	12,397,500
240,000	Constellation Energy Group, Inc.	13,130,400
305,000	Dominion Resources, Inc.	21,054,150
394,000	DPL, Inc.	10,638,000
640,724	Duke Energy Corp.	18,677,105
645,000	Edison International	26,561,100
345,000	Entergy Corp.	23,784,300
420,000	Exelon Corp.	22,218,000
410,000	FirstEnergy Corp.	20,049,000
656,000	FPL Group, Inc.	26,331,840
245,000	Mirant Corp.*	6,125,000
470,000	NRG Energy, Inc.*	21,253,400
545,000	NSTAR	15,592,450
595,000	PG&E Corp.	23,145,500
200,000	Pinnacle West Capital Corp.	7,820,000
410,000	PNM Resources Inc.	10,004,000
870,000	PPL Corp.	25,578,000
90,000	Reliant Energy, Inc.*	952,200
585,000	SCANA Corp.	22,955,400
535,000	Southern Co. (The)	17,531,950
305,000	TECO Energy, Inc.	4,916,600
490,000	TXU Corp.	21,932,400
500,000	Wisconsin Energy Corp.	19,995,000
		462,547,895
	Energy (24.2%)
570,000	AGL Resources, Inc.	20,548,500
50,000	Anadarko Petroleum Corp.	5,050,500
425,000	Distributed Energy Systems	3,017,500
290,000	El Paso Corp.	3,494,500
510,000	Equitable Resources, Inc.	18,620,100
430,000	FuelCell Energy, Inc.*	4,932,100
190,200	KeySpan Corp.	7,773,474
195,000	Kinder Morgan, Inc.	17,938,050
590,000	MDU Resources Group, Inc.	19,735,500
360,700	New Jersey Resources Corp.	16,321,675
109,000	Nexen Inc.	5,999,360
280,000	Peabody Energy Corp.	14,114,800
275,000	Questar Corp.	19,263,750
515,511	Sempra Energy	23,950,641
810,000	Williams Companies, Inc. (The)	17,325,900
		198,086,350
	Telecommunications (16.9%)
290,900	ALLTEL Corp.	18,835,775
609,972	AT&T Inc.	16,493,643
515,000	BellSouth Corp.	17,844,750
185,250	CenturyTel, Inc.	7,246,980
595,000	Crown Castle International Corp.*	16,868,250
1,000,070	Sprint Nextel Corp.	25,841,809
256,586	Telefonica de Espana S.A. (ADR) (Spain)	12,051,844
585,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	13,150,800
300,160	Verizon Communications Inc.	10,223,450
		138,557,301
	TOTAL COMMON STOCKS
	(Cost $436,183,544)	799,191,546

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (1.0%)
	Electric Utilities (0.7%)
$185	Appalachian Power Co. (Series G)	3.60%		05/15/08	178,357
285	Carolina Power & Light Co.	5.125		09/15/13	276,891
585	Cleco Power LLC	5.375		05/01/13	565,535
465	Commonwealth Edison Co. (Series 98)	6.15		03/15/12	473,603
425	Duquesne Light Co. (Series O)	6.70		04/15/12	448,474
115	Entergy Gulf States, Inc.	3.60		06/01/08	110,042
145	Entergy Gulf States, Inc.	5.22	†	12/01/09	143,469
300	FirstEnergy Corp. (Series B)	6.45		11/15/11	310,784
200	Indianapolis Power & Light Co. - 144A**	6.30		07/01/13	204,435
585	Jersey Central Power & Light Co. (Series MTN)	6.45		05/15/06	585,776
245	Pacific Gas & Electric Co.	6.05		03/01/34	240,548
275	Pinnacle West Capital Corp.	6.40		04/01/06	275,000
650	Public Service Co. of New Mexico (Series B)	7.50		08/01/18	712,265
460	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	446,223
355	Texas-New Mexico Power Co.	6.25		01/15/09	359,958
200	TXU Energy Co.	7.00		03/15/13	208,599
					5,539,959
	Energy (0.0%)
150	Panhandle Eastern Pipe Line Co.	4.80		08/15/08	147,370
110	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	107,279
					254,649
	Telecommunications (0.3%)
124	AT&T Corp.	9.05	†	11/15/11	134,200
595	France Telecom S.A. (France)	8.50		03/01/31	745,398
455	GTE Corp.	6.94		04/15/28	458,214
230	SBC Communications, Inc.	6.15		09/15/34	219,127
140	SBC Communications, Inc.	6.45		06/15/34	138,246
275	Sprint Capital Corp.	8.375		03/15/12	311,091
165	Sprint Capital Corp.	8.75		03/15/32	206,895
					2,213,171
	TOTAL CORPORATE BONDS
	(Cost $7,979,895)				8,007,779

	SHORT-TERM INVESTMENT (0.9%)
	REPURCHASE AGREEMENT
7,882	Joint repurchase agreement account
	(dated 3/31/06; proceeds $7,885,143) (a)
	(Cost $7,882,000)	4.785		04/03/06	7,882,000

	TOTAL INVESTMENTS
	(Cost $452,045,439) (b)			99.5%	815,081,325
	OTHER ASSETS IN EXCESS OF LIABILITIES			0.5	3,858,254
	NET ASSETS			100.0%	$818,939,579

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at March 31, 2006.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $364,665,347 and the aggregate gross unrealized depreciation is $1,629,461, resulting in net unrealized appreciation of $363,035,886.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006